Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation and amortization are computed on the straight-line method over the following estimated useful lives of the related assets:

Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Depreciation and amortization are computed on the straight-line method over the following estimated useful lives of the related assets:

Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Schedule of Fair Value of Convertible Notes Derivative Liability

The carrying amounts of the Company’s financial instruments as of March 31, 2020 and December 31, 2019, reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2019	$–	$–	$320,794	$320,794

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – March 31, 2020	$–	$–	$586,749	$586,749

The carrying amounts of the Company’s financial instruments as of December 31 2018 and 2019, reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2018	$–	$–	$245,988	$245,988

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2019	$–	$–	$320,794	$320,794

Schedule of Segment Reporting

Selected Financial Data:

	For the three months ended March 31,
	2020	2019
Net Sales
Engineering and Manufacturing	107,567	151,633
Clean Energy HRS	748,750	25,448
Cety Europe	2,499	47,282
Total Sales	858,816	224,363

Segment income and reconciliation before tax
Engineering and Manufacturing	26,606	25,141
Clean Energy HRS	486,434	17,835
Cety Europe	2,499	32,210
Total Segment income	515,539	75,186

Reconciling items
General and administrative expense	(95,720)	(60,642)
Salaries	(209,547)	(203,303)
Travel	(29,158)	(40,117)
Professional fees	(21,887)	(4,019)
Facility lease	(110,455)	(82,034)
Depreciation	(9,443)	(11,763)
Change in derivative liability	(130,994)	(159,733)
Gain debt settlement	22,221	-
Interest Expense	(244,130)	(240,352)
Net Loss before income tax	(313,574)	(726,777)

	March 31, 2020	December 31, 2019
Total Assets
Electronics Assembly	1,851,175	1,877,916
Clean Energy HRS	2,696,079	2,405,628
Cety Europe	19,002	23,679
Total Assets	4,566,256	4,307,223

Selected Financial Data:

	Years ended December 31,
	2019	2018
Net Sales
Engineering and Manufacturing	513,919	567,417
Clean Energy HRS	1,012,895	752,783
CETY Europe	83,194	10,971
Total Sales	1,610,008	1,331,171

Segment income and reconciliation before tax
Engineering and Manufacturing	150,741	56,231
Clean Energy HRS	428,445	457,978
CCETY Europe	78,040	6,473
Total Segment income	657,226	520,682

Reconciling items
General and Administrative expense	(382,871)	(232,571)
Salaries	(802,951)	(740,146)
Professional fees	(130,709)	(142,234)
Travel	(246,078)	(114,534)
Consulting	(73,443)	(79,084)
Bad debt expense	(128,463	(50,000)
Facility lease	(305,883)	(280,239)
Depreciation	(41,437)	(52,444)
Share Based Expense	-	(353,140)
Change in derivative liability	216,269	116,259
Gain / (Loss) on disposition of assets	-	2,389
Interest Expense	(1,317,643)	(1,404,955)
Net Loss before income tax	(2,555,983)	(2,810,017)

	December 31, 2019	December 31, 2018
Total Assets
Electronics Assembly	1,877,916	1,029,129
Clean Energy HRS	2,405,628	1,777,354
Cety Europe	23,679	11,636
Total Assets	4,307,223	2,818,119

Schedule of Deferred Tax Asset

At March 31, 2020 the Company had not taken any tax positions that would require disclosure under FASB ASC 740.

	March 31, 2020	December 31, 2019
Deferred Tax Asset	$1,192,711	$1,126,860
Valuation Allowance	(1,192,711)	(1,126,860)
Deferred Tax Asset (Net)	$-	$-

At December 31, 2019 the Company had not taken any tax positions that would require disclosure under FASB ASC 740.

	December 31, 2019	December 31, 2018
Deferred Tax Asset	$1,126,860	$515,944
Valuation Allowance	(1,126,860)	(515,944)
Deferred Tax Asset (Net)	$-	$-